Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Value of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows

Recurring fair value measurements at June 30, 2026	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	3,745	—
Total financial assets	—	3,745	—
Financial liabilities
Convertible Notes (part of Current interest-bearing loans and borrowings)	—	—	336,364
Derivatives (part of Other current liabilities)	—	434	—
Total financial liabilities	—	434	336,364

Recurring fair value measurements at December 31, 2025	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	4,375	—
Derivatives (part of Other current receivables)	—	129	—
Total financial assets	—	4,504	—
Financial liabilities
Convertible Notes (part of Current interest-bearing loans and borrowings)	—	—	333,145
Total financial liabilities	—	—	333,145

Summary of Convertible Notes

Convertible Notes

Convertible Notes
At January 1, 2025	324,395
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	30,739
Change in fair value recognized in consolidated statement of comprehensive (loss)/income	16,355
Repurchase of U.S. Notes	(38,344)
At December 31, 2025	333,145
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	3,219
At June 30, 2026	336,364

	June 30, 2026	December 31, 2025
Carrying amount	336,364	333,145
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	490,873	490,873
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	(154,509)	(157,728)

Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note

The following table lists the key inputs and assumptions used in the valuation model as of June 30, 2026:

	June 30, 2026	December 31, 2025
Conversion price per ADS ($)(1)	27.2-28.2	27.2-28.2
ADS price at valuation date ($)	9.35	10.69
Expected price volatility of the Company ADS (%)	60.00	60.00
Risk-free interest rate (%)	4.14	3.53
Market interest rate (%)	20.60	18.00

(1) The U.S. Notes (as defined below) are convertible at the option of each holder at a conversion price of $27.20 per ADS, subject to customary anti-dilution adjustments. The HH Notes (as defined below) are convertible at the option of each holder at a conversion price of $28.20 per ADS, subject to customary anti-dilution adjustments. The Swedish Notes (as defined below) are convertible at the option of each holder at a conversion price of $1.36 per ordinary share, subject to customary anti-dilution adjustments. For further details on the Convertible Notes, see Note 19 Interest-bearing Loans and Borrowings.

Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes

The following table shows the impact of the key inputs and assumptions on the fair value of the Convertible Notes:

	June 30, 2026	December 31, 2025
ADS price decrease 30%	328,990	322,377
ADS price increase 30%	346,719	346,524
Volatility decrease 10 percentage points	331,748	327,779
Volatility increase 10 percentage points	340,401	336,942
Risk-free interest rate decrease 1 percentage point	335,980	332,581
Risk-free interest rate increase 1 percentage point	336,752	333,707
Market interest rate decrease 1 percentage point	342,389	340,451
Market interest rate increase 1 percentage point	330,498	326,065